Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 497,463	$ 513,393
Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	87,127	108,004
Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	340,644	270,989
Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	69,692	134,400
Brasil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	215,387	314,448
Brasil [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	87,075	107,940
Brasil [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	59,796	73,502
Brasil [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	68,516	133,006
USA [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	280,804	197,439
USA [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	280,804	197,439
USA [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others Jurisdictions [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	1,272	1,506
Others Jurisdictions [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	52	64
Others Jurisdictions [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	44	48
Others Jurisdictions [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 1,176	$ 1,394